Federated Investors
World-Class Investment Manager

Government
Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

September 30, 2004

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking current income consistent with stability of principal by investing in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What Do Shares Cost?	6
How is the Fund Sold?	7
How to Purchase Shares	7
How to Redeem Shares	9
Account and Share Information	12
Who Manages the Fund?	13
Legal Proceedings	13
Financial Information	15

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund invests in a portfolio of securities maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

The Fund, intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.32%.

Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.57% (quarter ended September 30, 2000). Its lowest quarterly return was 0.16% (quarter ended September 30, 2003).

Average Annual Total Return Table

The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2003.

Calendar Period	Fund

1 Year	0.77%

5 Years	3.36%

10 Years	4.24%

The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2003 was 0.65%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

GOVERNMENT OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses[3]	0.09%
Total Annual Fund Operating Expenses	0.54%

1 Percentages shown are based on expenses for the entire fiscal year ended July 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2004.

Total Waivers of Fund Expenses	0.09%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2004.

3 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.08% for the fiscal year ended July 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$55

3 Years	$173

5 Years	$302

10 Years	$677

What are the Fund’s Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund’s dollar-weighted average portfolio maturity will be 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The Fund invests primarily in fixed-income securities or one or more types of fixed-income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that on those days on which the NYSE has scheduled an early close, NAV is determined two hours after the time of the early close. You may find information regarding NYSE holidays and scheduled early closes on the NYSE website.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Trust Shares. All Shares classes offered by the Fund represent interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries, and institutional investors or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 5:00 (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

If you call the Fund after 5:00 (Eastern time) you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase by check to clear;
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;
  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
  during any period which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund’s daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated’s website at http://www.federatedinvestors.com.

The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, are included in the Annual Report.

Financial Highlights–Government Obligations Fund

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.007	0.010	0.020	0.053	0.054

Less Distributions:

Distributions from net investment income	(0.007)	(0.010)	(0.020)	(0.053)	(0.054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.67%	1.05%	1.97%	5.38%	5.54%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.66%	1.05%	1.92%	5.20%	5.44%

Expense waiver/reimbursement[2]	0.09%	0.09%	0.09%	0.09%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,036,452	$3,621,295	$3,820,479	$3,444,036	$2,642,307

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2004, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated September 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated
World-Class Investment Manager

Government Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2005 (c)Federated Investors, Inc.

Cusip 60934N807

31735 (1/05)

GOVERNMENT OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust

Statement of additional Information

September 30, 2004

Institutional Service Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Service Shares of
Government Obligations Fund (Fund), dated September 30, 2004.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                      Contents

                      How is the Fund Organized?.............................
                      --------------------------
                      Securities in Which the Fund Invests...................
                      ------------------------------------
                      What Do Shares Cost?...................................
                      --------------------
                      How is the Fund Sold?..................................
                      ---------------------
                      Subaccounting Services.................................
                      ----------------------
                      Redemption in Kind.....................................
                      ------------------
                      Massachusetts Partnership Law..........................
                      -----------------------------
                      Account and Share Information..........................
                      -----------------------------
                      Tax Information........................................
                      ---------------
                      Who Manages and Provides Services to the Fund?.........
                      ----------------------------------------------
                      How Does the Fund Measure Performance?.................
                      --------------------------------------
                      Who is Federated Investors, Inc.?......................
                      ---------------------------------
                      Financial Information..................................
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                      Addresses..............................................
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HOW IS THE FUND ORGANIZED?
The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Trust
Shares (Shares). This SAI relates to Institutional Service Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS
The principal securities in which the Fund may invest are described in the
Fund's prospectus. In pursuing its investment strategy, the Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities

Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage-backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Special Transactions

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage

In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below:

Call Risks

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Fundamental INVESTMENT Objective

The Fund's fundamental investment objective is to provide current income consistent with stability of principal. This investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's  Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average daily net assets (Service
Fees) to investment professionals or to Federated Shareholder Services Company
(FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The
Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.

SUBACCOUNTING SERVICES
Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
PARBANC, Parkersburg, WV, owned approximately 293,415,948 (10.11%) and Hare &
Co, East Syracuse, NY, owned approximately 226,830,408 Shares (7.82%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund
Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each
Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R)
Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of September 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                                                                                                             Total Compensation
Birth Date                                                                                 Aggregate               From Trust and
Address                                                                                   Compensation             Federated Fund
Positions Held with Trust        Principal Occupation(s) for Past Five Years, Other        From Fund                   Complex
Date Service Began               Directorships Held and Previous Position(s)           (past fiscal year)       (past calendar year)
                                 Principal Occupations: Chairman and Director or               $0                        $0
John F. Donahue*                 Trustee of the Federated Fund Complex; Chairman
Birth Date: July 28, 1924        and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE             ---------------------------------------------------
Began serving: October 1988

                                 Previous Positions: Trustee, Federated Investment
                                 Management Company and Chairman and Director,
                                 Federated Investment Counseling.

                                 Principal Occupations: Principal Executive Officer              $0                        $0
J. Christopher Donahue* and President of the Federated Fund Complex; Birth Date:
April 11, 1949 Director or Trustee of some of the Funds in the
PRESIDENT AND
TRUSTEE                          Federated Fund Complex; President, Chief Executive
Began serving: April 1989        Officer and Director, Federated Investors, Inc.;
                                 Chairman and Trustee, Federated Investment
                                 Management Company; Trustee, Federated Investment
                                 Counseling; Chairman and Director, Federated
                                 Global Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and Passport
                                 Research II, Ltd.; Trustee, Federated Shareholder
                                 Services Company; Director, Federated Services
                                 Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment Management
                                 Company, Federated Global Investment Management
                                 Corp. and Passport Research, Ltd.

                                 Principal Occupations: Director or Trustee of the           $ 5,897.45                 $148,500
Lawrence D. Ellis, M.D.*         Federated Fund Complex; Professor of Medicine,         --------------------
Birth Date: October 11, 1932     University of Pittsburgh; Medical Director,
3471 Fifth Avenue                University of Pittsburgh Medical Center Downtown;
Suite 1111                       Hematologist, Oncologist and Internist, University
Pittsburgh, PA                   of Pittsburgh Medical Center.
TRUSTEE
Began serving: October 1988      Other Directorships Held: Member, National Board
                                 of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                                                                                                            Total Compensation
Birth Date                                                                               Aggregate              From Trust and
Address                                                                                  Compensation           Federated Fund
Positions Held with Trust          Principal Occupation(s) for Past Five Years,          From Fund              Complex
Date Service Began                 Other Directorships Held and Previous Position(s)     (past fiscal year)     (past calendar year)
                                   Principal Occupation: Director or Trustee of the           $6,487.20               $163,350
Thomas G. Bigley                   Federated Fund Complex.                               --------------------
Birth Date: February 3, 1934
15 Old Timber Trail                Other Directorships Held: Director, Member of
Pittsburgh, PA                     Executive Committee, Children's Hospital of
TRUSTEE                            Pittsburgh; Director, University of Pittsburgh.
Began serving: November 1994
                                   Previous Position: Senior Partner, Ernst & Young
                                   LLP.

                                   Principal Occupations: Director or Trustee of the          $6,487.20                 $163,350
John T. Conroy, Jr.                Federated Fund Complex; Chairman of the Board,        --------------------
Birth Date: June 23, 1937          Investment Properties Corporation; Partner or
Grubb & Ellis/Investment           Trustee in private real estate ventures in
Properties Corporation             Southwest Florida.
3838 North Tamiami Trail
Suite 402                          Previous Positions: President, Investment
Naples, FL                         Properties Corporation; Senior Vice President,
TRUSTEE                            John R. Wood and Associates, Inc., Realtors;
Began serving: August 1991         President, Naples Property Management, Inc. and
                                   Northgate Village Development Corporation.

                                   Principal Occupation: Director or Trustee of the           $6,487.20                 $163,350
Nicholas P. Constantakis           Federated Fund Complex.                               --------------------
Birth Date: September 3, 1939
175 Woodshire Drive                Other Directorships Held: Director and Member of
Pittsburgh, PA the Audit Committee, Michael Baker Corporation TRUSTEE
(engineering and energy services worldwide).
Began serving: October 1999
               Previous Position: Partner, Anderson Worldwide SC.

                                   Principal Occupation: Director or Trustee of the           $5,897.45                 $148,500
John F. Cunningham                 Federated Fund Complex.                               --------------------
Birth Date: March 5, 1943
353 El Brillo Way                  Other Directorships Held: Chairman, President and
Palm Beach, FL                     Chief Executive Officer, Cunningham & Co., Inc.
TRUSTEE                            (strategic business consulting); Trustee
Began serving: January 1999        Associate, Boston College.

                                   Previous Positions: Director, Redgate
                                   Communications and EMC Corporation (computer
                                   storage systems); Chairman of the Board and Chief
                                   Executive Officer, Computer Consoles, Inc.;
                                   President and Chief Operating Officer, Wang
                                   Laboratories; Director, First National Bank of
                                   Boston; Director, Apollo Computer, Inc.

                                   Principal Occupation: Director or Trustee of the           $5,897.45                 $148,500
Peter E. Madden                    Federated Fund Complex; Management Consultant.        --------------------
Birth Date: March 16, 1942
One Royal Palm Way                 Other Directorships Held: Board of Overseers,
100 Royal Palm Way                 Babson College.
Palm Beach, FL
TRUSTEE                            Previous Positions: Representative, Commonwealth
Began serving: August 1991         of Massachusetts General Court; President, State
                                   Street Bank and Trust Company and State
                                   Street Corporation (retired); Director, VISA
                                   USA and VISA International; Chairman and
                                   Director, Massachusetts Bankers Association;
                                   Director, Depository Trust Corporation;
                                   Director, The Boston Stock Exchange.

                                   Principal Occupations: Director or Trustee of the          $6,487.20                 $163,350
Charles F. Mansfield, Jr.          Federated Fund Complex; Management Consultant;        --------------------
Birth Date: April 10, 1945         Executive Vice President, DVC Group, Inc.
80 South Road                      (marketing, communications and technology) (prior
Westhampton Beach, NY              to 9/1/00).
TRUSTEE
Began serving: January 1999        Previous Positions: Chief Executive Officer, PBTC
                                   International Bank; Partner, Arthur Young &
                                   Company (now Ernst & Young LLP); Chief Financial
                                   Officer of Retail Banking Sector, Chase Manhattan
                                   Bank; Senior Vice President, HSBC Bank USA
                                   (formerly, Marine Midland Bank); Vice President,
                                   Citibank; Assistant Professor of Banking and
                                   Finance, Frank G. Zarb School of Business,
                                   Hofstra University.

                                   Principal Occupations: Director or Trustee of the          $7,076.91                 $178,200
John E. Murray, Jr., J.D.,         Federated Fund Complex; Chancellor and Law            --------------------
S.J.D.                             Professor, Duquesne University; Partner, Murray,
Birth Date: December 20, 1932      Hogue & Lannis.
Chancellor, Duquesne University
Pittsburgh, PA                     Other Directorships Held: Director, Michael Baker
TRUSTEE                            Corp. (engineering, construction, operations and
Began serving: February 1995       technical services).

                                   Previous Positions: President, Duquesne
                                   University; Dean and Professor of Law,
                                   University of Pittsburgh School of Law; Dean
                                   and Professor of Law, Villanova University
                                   School of Law.

                                   Principal Occupations:  Director or Trustee of             $5,897.45                 $148,500
Marjorie P. Smuts                  the Federated Fund Complex; Public                    --------------------
Birth Date: June 21, 1935          Relations/Marketing Consultant/Conference
4905 Bayard Street                 Coordinator.
Pittsburgh, PA
TRUSTEE                            Previous Positions: National Spokesperson,
Began serving: October 1988        Aluminum Company of America; television producer;
                                   President, Marj Palmer Assoc.; Owner, Scandia
                                      Bord.

                                   Principal Occupations:  Director or Trustee of             $5,897.45                 $148,500
John S. Walsh                      the Federated Fund Complex; President and             --------------------
Birth Date: November 28, 1957      Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive                 construction temporary heaters); President and
Valparaiso, IN                     Director, Manufacturers Products, Inc.
TRUSTEE                            (distributor of portable construction heaters);
Began serving: January 1999        President, Portable Heater Parts, a division of
                                   Manufacturers Products, Inc.

                Previous Position: Vice President, Walsh & Kelly,
                                   Inc.

OFFICERS**
------------------------------------------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust

Date Service Began                          Principal Occupation(s) and Previous Position(s)
                                            Principal Occupations: Executive Vice President and Secretary of the Federated
John W. McGonigle                           Fund Complex; Executive Vice President, Secretary and Director, Federated
Birth Date: October 26, 1938                Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: October 1988                 Previous Positions: Trustee, Federated Investment Management Company and
                                            Federated Investment Counseling; Director, Federated Global Investment Management
                                            Corp., Federated Services Company and Federated Securities Corp.

                                            Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Richard J. Thomas                           Fund Complex; Senior Vice President, Federated Administrative Services.
Birth Date: June 17, 1954
TREASURER                                   Previous Positions: Vice President, Federated Administrative Services; held
Began serving: November 1998                various management positions within Funds Financial Services Division of
                                            Federated Investors, Inc.

                                            Principal Occupations: Vice Chairman or Vice President of some of the Funds in
Richard B. Fisher                           the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
Birth Date: May 17, 1923                    Federated Securities Corp.
VICE PRESIDENT
Began serving:  October 1988                Previous Positions: President and Director or Trustee of some of the Funds in the
                                            Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                            Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham                       Principal Occupations:  Deborah A. Cunningham has been the Fund's Portfolio
Birth Date: September 15, 1959              Manager since 1991. Ms. Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER                    market products in 2004. She joined Federated in 1981 and has been a Senior
Began serving: May 2004                     Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997.
                                            Ms. Cunningham is a Chartered
                                            Financial Analyst and received her
                                            M.S.B.A. in Finance from Robert
                                            Morris College.

Mary Jo Ochson                              ----------------------------------------------------------------------------------
Birth Date: September 12, 1953
CHIEF INVESTMENT OFFICER AND VICE           Principal Occupations:  Mary Jo Ochson has been the Fund's Portfolio Manager
PRESIDENT                                   since 1989.  Ms. Ochson was named Chief Investment Officer of tax-exempt
Began serving: November 1998                fixed-income products in 2004 and is a Vice President of the Trust. She joined
                                            Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
                                            President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
                                            Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
                                            Susan R. Hill has been the Fund's Portfolio Manager since 1993. Susan R. Hill is
Susan R. Hill                               Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a
Birth Date: June 20, 1963                   Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since
VICE PRESIDENT                              1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the
Began serving: May 2004                     Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

                                            Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated
Jeff A. Kozemchak                           in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice
Birth Date: January 15, 1960                President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996
VICE PRESIDENT                              and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a
Began serving: May 2004                     Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
** Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------------------------------------------

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E. Murray, Jr., an Independent Trustee of the Fund, served as President of
Duquesne from 1988 until his retirement from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr.
Murray personally.

COMMITTEES of the board

                                                                                                              Meetings Held
Board          Committee                                                                                       During Last
Committee      Members                     Committee Functions                                                 Fiscal Year
Executive                                  In between meetings of the full Board, the Executive Committee          Six
               John F. Donahue             generally may exercise all the powers of the full Board in the
               John E. Murray, Jr.,        management and direction of the business and conduct of the
               J.D., S.J.D.                affairs of the Trust in such manner as the Executive Committee shall deem to be in the best
                                           interests of the Trust. However, the
                                           Executive Committee cannot elect or
                                           remove Board members, increase or
                                           decrease the number of Trustees,
                                           elect or remove any Officer, declare
                                           dividends, issue shares or recommend
                                           to shareholders any action requiring
                                           shareholder approval.

Audit                                      The purposes of the Audit Committee are to oversee the                  Five
               Thomas G. Bigley            accounting and financial reporting process of the Fund, the
               John T. Conroy, Jr.         Fund's internal control over financial reporting, and the
               Nicholas P. Constantakis    quality, integrity and independent audit of the Fund's
               Charles F. Mansfield, Jr.   financial statements.  The Committee also oversees or assists the Board with the oversight of
                                           compliance with legal requirements
                                           relating to those matters, approves
                                           the engagement and reviews the
                                           qualifications, independence and
                                           performance of the Fund's independent
                                           auditors, acts as a liaison between
                                           the independent auditors and the
                                           Board and reviews the Fund's internal
                                           audit function.

Nominating                                                                                                         One
               Thomas G. Bigley            The Nominating Committee, whose members consist of all
               John T. Conroy, Jr.         Independent Trustees, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund's Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Trustees, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund's agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund's address appearing on the back
                                           cover of this Statement of Additional
                                           Information. The recommendation
                                           should include the name and address
                                           of both the shareholder and the
                                           candidate and detailed information
                                           concerning the candidate's
                                           qualifications and experience. In
                                           identifying and evaluating candidates
                                           for consideration, the Committee
                                           shall consider such factors as it
                                           deems appropriate. Those factors will
                                           ordinarily include: integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Trustee," the existence
                                           of material relationships which may
                                           create the appearance of a lack of
                                           independence, financial or accounting
                                           knowledge and experience, and
                                           dedication and willingness to devote
                                           the time and attention necessary to
                                           fulfill Board responsibilities.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2003.

                                                      -----------------------------------------------------------------------

------------------------------------------------------                                Aggregate
                                                                                      Dollar Range of
                                                      Dollar Range of                 Shares Owned in
Interested                                            Shares Owned                    Federated Family of
Board Member Name                                     in Fund                         Investment Companies
John F. Donahue                                       None                            Over $100,000
J. Christopher Donahue                                None                            Over $100,000
Lawrence D. Ellis, M.D.                               None                            Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                      None                            Over $100,000
John T. Conroy, Jr.                                   None                            Over $100,000
Nicholas P. Constantakis                              $10,001-$50,000                 Over $100,000
John F. Cunningham                                    None                            Over $100,000
Peter E. Madden                                       None                            Over $100,000
Charles F. Mansfield, Jr.                             None                            $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                     None                            Over $100,000
Marjorie P. Smuts                                     None                            Over $100,000
John S. Walsh                                         None                            Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------

The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the
Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its affiliates as a result of the Adviser's relationship with the
Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them;
and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement

Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's web site. Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                          Average Aggregate Daily
Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT Registered Public Accounting Firm

The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

                                           Advisory Fee and                                                       Shareholder
                                                                                   Administrative Fee            Services Fee
                                        Advisory Fee Reduction
For the Year Ended July 31         2004         2003          2002           2004         2003        2002          2004
                                17,441,556   $21,459,834  $22,440,929  $  6,622,112   $  8,068,897  $8,440,491
                                 7,438,984    9,052,814     9,618,384                                             8,125,743
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?
The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2004.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2004.

                                 7-Day Period           1 Year         5 Years      10 Years
Total Return                     NA                     0.67%          2.90%        4.03%
Yield                            090%                   NA             NA           NA
Effective Yield                  0.90%                  NA             NA           NA

------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Yield and Effective Yield

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o        references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report

iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index

Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Salomon 30-Day Treasury Bill Index

Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

Discount Corporation of New York 30-Day Federal Agencies

Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index

Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?
Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 32 years' experience. As of
December 31, 2003, Federated managed 36 equity funds totaling approximately
$25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and
$3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2003, Federated managed 7 mortgage-backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion,
$0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage-backed securities daily and places approximately $35 billion in repurchase agreements each day.
Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31,
2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed-income - Mary Jo Ochson and Robert
J. Ostrowski are responsible for overseeing the management of Federated's domestic and international fixed-income and high yield products; and Money
Markets - Deborah A. Cunningham is responsible for overseeing the management of
Federated's money market fund products.

Mutual Fund Market

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities,
foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR,
Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION
The Financial Statements for the Fund for the fiscal year ended July 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of the
Fund dated July 31, 2004.

ADDRESSES

government obligations fund

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

PRIME CASH
OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

PROSPECTUS

September 30, 2004

INSTITUTIONAL CAPITAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of short-term, high quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

Contents

Risk/Return Summary	1
What are the Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	9
How to Purchase Shares	10
How to Redeem Shares	12
Account and Share Information	14
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity. This investment objective may be changed by the Fund’s Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund invests in a portfolio of securities maturing in 397 days or less. The portfolio of the Fund will have a dollar-weighted average maturity of 90 days or less.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed up by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Capital Shares total returns on a calendar year-end basis.

The Fund’s Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Institutional Capital Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.42%.

Within the period shown in the bar chart, the Fund’s Institutional Capital Shares highest quarterly return was 1.63% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended December 31, 2003).

Average Annual Total Return Table

The following table represents the Fund’s Institutional Capital Shares Average Annual Total Returns, for the calendar period ended December 31, 2003.

Calendar Period	Fund

1 Year	0.98%

5 Years	3.59%

Start of Performance[1]	4.46%

1 The Fund’s Institutional Capital Shares start of performance date was October 6, 1994,

The Fund’s Institutional Capital Shares 7-Day Net Yield as of December 31, 2003 was 0.86%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

PRIME CASH OBLIGATIONS FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.11%
Total Annual Fund Operating Expenses	0.56%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2004.

Total Waivers of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waivers)	0.30%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2004.

3 The shareholder services provider voluntary waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund’s Institutional Capital Shares (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2004.

4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.10% for the fiscal year ended July 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Capital Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57

3 Years	$179

5 Years	$313

10 Years	$701

What are the Fund’s Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, fixed income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

The following is a description of the types of securities in which the Fund may principally invest. The Fund may invest in other types of securities as a non-principal investment as described in the Fund’s Statement of Additional Information (SAI).

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSEs acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

Certain fixed-income securities invested in by the Fund may be subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

The money market instruments in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Interest Rate Risks

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize the risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher- quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics may include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. The NAV of the Fund is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m.) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with an investment professional, you will have to follow the investment professional’s procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during any period when the Federal Reserve wire or applicable Federal Reserve Banks are closed, other than customary weekend and holiday closings;
  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or
  during any period which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

Account Activity

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.009	0.012	0.022	0.055	0.056

Less Distributions:

Distributions from net investment income	(0.009)	(0.012)	(0.022)	(0.055)	(0.056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.87%	1.25%	2.22%	5.64%	5.78%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.86%	1.26%	2.07%	5.28%	5.58%

Expense waiver/reimbursement[2]	0.26%	0.26%	0.26%	0.27%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$634,504	$690,099	$894,934	$516,333	$163,282

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2004, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated September 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distribution), are also available on Federated’s website at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated
World-Class Investment Manager

Prime Cash Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Cusip 60934N591

31733 (1/05)

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust

Statement of additional Information
September 30, 2004

Institutional Capital Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Institutional Capital Shares of
Prime Cash Obligations Fund (Fund), dated September 30, 2004. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the
Annual Report without charge by calling 1-800-341-7400.

                           Contents
                           How is the Fund Organized?
                           ----------------------------------------------------
                           Securities in Which the Fund Invests
                           ----------------------------------------------------
                           What Do Shares Cost?
                           ----------------------------------------------------
                           How is the Fund Sold?
                           ----------------------------------------------------
                           Subaccounting Services
                           ----------------------------------------------------
                           Redemption in Kind
                           ----------------------------------------------------
                           Massachusetts Partnership Law
                           ----------------------------------------------------
                           Account and Share Information
                           ----------------------------------------------------
                           Tax Information
                           ----------------------------------------------------
                           Who Manages and Provides Services to the Fund?
                           ----------------------------------------------------
                           How Does the Fund Measure Performance?
                           ----------------------------------------------------
                           Who is Federated Investors, Inc.?
                           ----------------------------------------------------
                           Financial Information
                           ---------------------------------------------
                           Investment Ratings
                           ---------------------------------------------
                           Addresses
                           ---------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund
was established on November 16, 1992 and was reorganized as a portfolio of the
Trust on November 1, 1999. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and
Institutional Capital Shares (Shares). This SAI relates to Institutional Capital
Shares. The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund may invest are described in the
Fund's prospectus. In pursuing its investment strategies, the Fund may also invest in the following securities for any purpose that is consistent with its investment objectives:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Callable Securities
Certain fixed income securities in which the Fund may invest are callable at the option of the issuer. Callable securities are subject to call risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.

The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Investment Ratings
The highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's
(S&P), MIG-1 by Moody's Investors Service (Moody's), or F-1+ or F-1 by Fitch
Ratings (Fitch) are all considered rated in the two highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below:

Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on asset-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect the Fund holding asset-backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. For purposes of the concentration limitation: (a)
utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c)
asset-backed securities will be classified according to the underlying assets securing such securities.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's  Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best- efforts basis.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service
Fees) to investment professionals or to Federated Shareholder Services Company
(FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The
Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Capital Shares of the Fund: FleetBoston Financial Corp., Boston, MA, owned approximately
217,231,931 Shares (33.56%); Manufacturers & Traders Trust Co., Buffalo, NY,
owned approximately 73,937,588 Shares (11.42%); Rayjit & Co., Raymond James
Trust Co., St. Petersburg, FL, owned approximately 56,395,155 Shares (8.71%);
and BayBan, First State Bank and Trust, Bayport, MN, owned approximately
37,944,282 Shares (5.86%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund
Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each
Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; WesMark
Funds--five portfolios; and Golden Oak(R) Family of Funds--seven portfolios.

As of September 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ----------------------
------------------------------
Name                                                                                    Aggregate         Total Compensation
Birth Date                                                                            Compensation          From Trust and
Address                          Principal Occupation(s) for Past Five Years,           From Fund           Federated Fund
Positions Held with Trust        Other Directorships Held and Previous                (past fiscal             Complex
Date Service Began               Position(s)                                              year)          (past calendar year)
John F. Donahue*                 Principal Occupations: Chairman and Director or           $0                     $0
Birth Date: July 28, 1924        Trustee of the Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE             and Director, Federated Investors, Inc.
Began serving: October 1988
                                 Previous Positions: Trustee, Federated
                                 Investment Management Company and Chairman and
                                 Director, Federated Investment Counseling.

J. Christopher Donahue*          Principal Occupations: Principal Executive                $0                     $0
Birth Date: April 11, 1949       Officer and President of the Federated Fund
PRESIDENT AND TRUSTEE            Complex; Director or Trustee of some of the
Began serving: April 1989        Funds in the Federated Fund Complex; President,
                                 Chief Executive Officer and Director, Federated
                                 Investors, Inc.; Chairman and Trustee,
                                 Federated Investment Management Company;
                                 Trustee, Federated Investment Counseling;
                                 Chairman and Director, Federated Global
                                 Investment Management Corp.; Chairman,
                                 Federated Equity Management Company of
                                 Pennsylvania, Passport Research, Ltd. and
                                 Passport Research II, Ltd.; Trustee, Federated
                                 Shareholder Services Company; Director,
                                 Federated Services Company.

                                 Previous Positions: President, Federated
                                 Investment Counseling; President and Chief
                                 Executive Officer, Federated Investment
                                 Management Company, Federated Global Investment
                                 Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*         Principal Occupations: Director or Trustee of          $8,298.48              $148,500
Birth Date: October 11, 1932     the Federated Fund Complex; Professor of
3471 Fifth Avenue                Medicine, University of Pittsburgh; Medical
Suite 1111                       Director, University of Pittsburgh Medical
Pittsburgh, PA                   Center Downtown; Hematologist, Oncologist and
TRUSTEE                          Internist, University of Pittsburgh Medical
Began serving: October 1988      Center.

                                 Other Directorships Held: Member, National
                                 Board of Trustees, Leukemia Society of America.

                                 Previous Positions: Trustee, University of
                                 Pittsburgh; Director, University of Pittsburgh
                                 Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                    -----------------

                                                                                                        ----------------------
------------------------------
Name                                                                                Aggregate           Total Compensation
Birth Date                                                                          Compensation        From Trust and
Address                          Principal Occupation(s) for Past Five Years,       From Fund           Federated Fund
Positions Held with Trust        Other Directorships Held and Previous              (past fiscal        Complex
Date Service Began               Position(s)                                        year)               (past calendar year)
Thomas G. Bigley                 Principal Occupation: Director or Trustee of            $9,128.32                 $163,350
Birth Date: February 3, 1934     the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                   Other Directorships Held: Director, Member of
TRUSTEE                          Executive Committee, Children's Hospital of
Began serving: November 1994     Pittsburgh; Director, University of Pittsburgh.

                                 Previous Position: Senior Partner, Ernst &
                                   Young LLP.

John T. Conroy, Jr.              Principal Occupations: Director or Trustee of            $9,128.32                 $163,350
Birth Date: June 23, 1937        the Federated Fund Complex; Chairman of the
Grubb & Ellis/Investment         Board, Investment Properties Corporation;
Properties Corporation           Partner or Trustee in private real estate
3838 North Tamiami Trail         ventures in Southwest Florida.
Suite 402
Naples, FL                       Previous Positions: President, Investment
TRUSTEE                          Properties Corporation; Senior Vice President,
Began serving: August 1991       John R. Wood and Associates, Inc., Realtors;
                                 President, Naples Property Management, Inc. and
                                 Northgate Village Development Corporation.

Nicholas P. Constantakis         Principal Occupation: Director or Trustee of               $9,128.32                 $163,350
Birth Date: September 3, 1939    the Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                   Other Directorships Held: Director and Member
TRUSTEE                          of the Audit Committee, Michael Baker
Began serving: October 1999      Corporation (engineering and energy services
                                   worldwide).

                                 Previous Position: Partner, Anderson Worldwide
                                 SC.

John F. Cunningham               Principal Occupation: Director or Trustee of               $8,298.48                 $148,500
Birth Date: March 5, 1943        the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                   Other Directorships Held: Chairman, President
TRUSTEE                          and Chief Executive Officer, Cunningham & Co.,
Began serving: January 1999      Inc. (strategic business consulting); Trustee
                                 Associate, Boston College.

                                 Previous Positions: Director, Redgate
                                 Communications and EMC Corporation (computer
                                 storage systems); Chairman of the Board and
                                 Chief Executive Officer, Computer Consoles,
                                 Inc.; President and Chief Operating Officer,
                                 Wang Laboratories; Director, First National
                                 Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                  Principal Occupation: Director or Trustee of               $8,298.48                 $148,500
Birth Date: March 16, 1942       the Federated Fund Complex; Management
One Royal Palm Way               Consultant.
100 Royal Palm Way
Palm Beach, FL                   Other Directorships Held: Board of Overseers,
TRUSTEE                          Babson College.
Began serving: August 1991
                                 Previous Positions: Representative,
                                 Commonwealth of Massachusetts General Court;
                                 President, State Street Bank and Trust Company
                                 and State Street Corporation (retired);
                                 Director, VISA USA and VISA International;
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust
                                 Corporation; Director, The Boston Stock
                                 Exchange.

Charles F. Mansfield, Jr.        Principal Occupations: Director or Trustee of              $9,128.32                 $163,350
Birth Date: April 10, 1945       the Federated Fund Complex; Management
80 South Road                    Consultant; Executive Vice President, DVC
Westhampton Beach, NY            Group, Inc. (marketing, communications and
TRUSTEE                          technology) (prior to 9/1/00).
Began serving: January 1999
                                 Previous Positions: Chief Executive Officer,
                                 PBTC International Bank; Partner, Arthur Young
                                 & Company (now Ernst & Young LLP); Chief
                                 Financial Officer of Retail Banking Sector,
                                 Chase Manhattan Bank; Senior Vice President,
                                 HSBC Bank USA (formerly, Marine Midland Bank);
                                 Vice President, Citibank; Assistant Professor
                                 of Banking and Finance, Frank G. Zarb School of
                                 Business, Hofstra University.

John E. Murray, Jr., J.D.,       Principal Occupations: Director or Trustee of              $9,958.16                 $178,200
S.J.D.                           the Federated Fund Complex; Chancellor and Law
Birth Date: December 20, 1932    Professor, Duquesne University; Partner,
Chancellor, Duquesne             Murray, Hogue & Lannis.
University
Pittsburgh, PA                   Other Directorships Held: Director, Michael
TRUSTEE                          Baker Corp. (engineering, construction,
Began serving: February 1995     operations and technical services).

                                 Previous Positions: President, Duquesne
                                 University; Dean and Professor of Law,
                                 University of Pittsburgh School of Law; Dean
                                 and Professor of Law, Villanova University
                                 School of Law.

Marjorie P. Smuts                Principal Occupations:  Director or Trustee of             $8,298.48                 $148,500
Birth Date: June 21, 1935        the Federated Fund Complex; Public
4905 Bayard Street               Relations/Marketing Consultant/Conference
Pittsburgh, PA                   Coordinator.
TRUSTEE
Began serving: October 1988      Previous Positions: National Spokesperson,
                                 Aluminum Company of America; television
                                 producer; President, Marj Palmer Assoc.; Owner,
                                  Scandia Bord.

John S. Walsh                    Principal Occupations:  Director or Trustee of             $8,298.48                 $148,500
Birth Date: November 28, 1957    the Federated Fund Complex; President and
2604 William Drive               Director, Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                   construction temporary heaters); President and
TRUSTEE                          Director, Manufacturers Products, Inc.
Began serving: January 1999      (distributor of portable construction heaters);
                                 President, Portable Heater Parts, a division of
                                 Manufacturers Products, Inc.

                                 Previous Position: Vice President, Walsh &
                                   Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
-------------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                  Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938       Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND
SECRETARY                          Previous Positions: Trustee, Federated Investment Management Company and Federated Investment
Began serving: October 1988        Counseling; Director, Federated Global Investment Management Corp., Federated Services Company
                                   and Federated Securities Corp.

Richard J. Thomas                  Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex;
Birth Date: June 17, 1954          Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998       Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher                  Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated
Birth Date: May 17, 1923           Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving: October 1988        Previous Positions: President and Director or Trustee of some of the Funds in the Federated
                                   Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief
                                   Executive Officer, Federated Securities Corp.

Deborah A. Cunningham              Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market
Birth Date: September 15, 1959     products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a
CHIEF INVESTMENT OFFICER           Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
Began serving: May 2004            Analyst and received her M.S.B.A. in Finance from Robert Morris College.
                                   ------------------------------------------------------------------------------------------------

Mary Jo Ochson                     Principal Occupations:  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed
Birth Date: September 12, 1953     income products in 2004 and is  a Vice President of the Trust. She joined Federated in 1982 and
CHIEF INVESTMENT OFFICER AND       has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
VICE PRESIDENT                     1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the
Began serving: November 1998       University of Pittsburgh.
Susan R. Hill                      Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a
Birth Date: June 20, 1963          Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill
VICE PRESIDENT                     was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997.
Began serving: May 2004            Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak                  Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and
Birth Date: January 15, 1960       has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's
VICE PRESIDENT                     Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's
Began serving: May 2004            Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S.
                                   in Industrial Administration from Carnegie Mellon University in 1987.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E. Murray, Jr., an Independent Trustee of the Fund, served as President of
Duquesne from 1988 until his retirement from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr.
Murray personally.

COMMITTEES of the board
                                                                                                             Meetings Held
Board          Committee                                                                                     During Last
Committee      Members                     Committee Functions                                               Fiscal Year
Executive      John F. Donahue             In between meetings of the full Board, the Executive Committee    Six
               John E. Murray, Jr.,        generally may exercise all the powers of the full Board in the
               J.D., S.J.D.                management and direction of the business and conduct of the affairs of the Trust in such manner
                                           as the Executive Committee shall deem
                                           to be in the best interests of the
                                           Trust. However, the Executive
                                           Committee cannot elect or remove
                                           Board members, increase or decrease
                                           the number of Trustees, elect or
                                           remove any Officer, declare
                                           dividends, issue shares or recommend
                                           to shareholders any action requiring
                                           shareholder approval.

Audit          Thomas G. Bigley            The purposes of the Audit Committee are to oversee the            Five
               John T. Conroy, Jr.         accounting and financial reporting process of the Fund, the
               Nicholas P. Constantakis    Fund's 'internal control over financial reporting, and the
               Charles F. Mansfield, Jr.   quality, integrity and independent audit of the Fund's
                                           financial statements. The Committee
                                           also oversees or assists the Board
                                           with the oversight of compliance with
                                           legal requirements relating to those
                                           matters, approves the engagement and
                                           reviews the qualifications,
                                           independence and performance of the
                                           Fund's independent auditors, acts as
                                           a liaison between the independent
                                           auditors and the Board and reviews
                                           the Fund's internal audit function.
Nominating     Thomas G. Bigley            The Nominating Committee, whose members consist of all            One
               John T. Conroy, Jr.         Independent Trustees, selects and nominates persons for
               Nicholas P. Constantakis    election to the Fund's Board when vacancies occur. The
               John F. Cunningham          Committee will consider candidates recommended by
               Peter E. Madden             shareholders, Independent Trustees, officers or employees of
               Charles F. Mansfield, Jr.   any of the Fund's agents or service providers and counsel to
               John E. Murray, Jr.         the Fund. Any shareholder who desires to have an individual
               Marjorie P. Smuts           considered for nomination by the Committee must submit a
               John S. Walsh               recommendation in writing to the Secretary of the Fund, at the
                                           Fund's address appearing on the back
                                           cover of this Statement of Additional
                                           Information. The recommendation
                                           should include the name and address
                                           of both the shareholder and the
                                           candidate and detailed information
                                           concerning the candidate's
                                           qualifications and experience. In
                                           identifying and evaluating candidates
                                           for consideration, the Committee
                                           shall consider such factors as it
                                           deems appropriate. Those factors will
                                           ordinarily include: integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Trustee," the existence
                                           of material relationships which may
                                           create the appearance of a lack of
                                           independence, financial or accounting
                                           knowledge and experience, and
                                           dedication and willingness to devote
                                           the time and attention necessary to
                                           fulfill Board responsibilities.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------                     Aggregate
                                                            Dollar Range of
                                       Dollar Range of      Shares Owned in
                                       Shares Owned         Federated Family of
Interested                             in the Fund          Investment Companies
Board Member Name
John F. Donahue                        Over $100,000        Over $100,000
J. Christopher Donahue                 None                 Over $100,000
Lawrence D. Ellis, M.D.                None                 Over $100,000

Independent
Board Member Name
Thomas G. Bigley                       None                  Over $100,000
John T. Conroy, Jr.                    None                  Over $100,000
Nicholas P. Constantakis               $10,001-$50,000       Over $100,000
John F. Cunningham                     None                  Over $100,000
Peter E. Madden                        $1-$10,000            Over $100,000
Charles F. Mansfield, Jr.              None                 $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.      None                  Over $100,000
Marjorie P. Smuts                      None                  Over $100,000
John S. Walsh                          None                  Over $100,000
Investment Adviser
--------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the
Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.
This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the
Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its affiliates as a result of the Adviser's relationship with the
Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group"
funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them;
and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Fund, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

On July 31, 2004, the Fund owned securities of the following regular broker/dealers:

------------------------------------------------------ -------------------------
CDC Financial Products                                 $200,000,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
Citibank N.A.                                          18,000,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
Citicorp                                               21,500,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
Citigroup Global Markets, Inc.                         490,000,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
Goldman Sachs & Co.                                210,000,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
Merrill Lynch & Co.                                520,000,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
Morgan Stanley                                         330,000,000
------------------------------------------------------ -------------------------
------------------------------------------------------ -------------------------
UBS AG                                                 178,000,000
------------------------------------------------------ -------------------------

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                       Average Aggregate Daily
Maximum Administrative Fee Net Assets of the Federated Funds 0.150 of 1% on the
first $5 billion 0.125 of 1% on the next $5 billion 0.100 of 1% on the next $10 billion 0.075 of 1% on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------
FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT Registered public accounting firm
The independent registered public accounting firm for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
                      Advisory Fee Advisory Fee Reduction                  Administrative Fee                 Shareholder
                                                                                                              Services Fee
For the Year Ended     2004              2003             2002           2004          2003           2002           2004
July 31
                     26,600,910        24,888,238      23,174,785      10,100,865     9,357,978     8,716,144       692,492

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended July 31, 2004.

Yield and Effective Yield are given for the 7-day period ended July 31, 2004.

                                                                  Start of
                                                                  Performance on
                  7-Day Period       1 Year         5 Years       10/6/1994

Total Return      N/A                0.87%          3.13%         4.24%
Yield             1.09%              N/A            N/A           N/A
Effective Yield   1.10%              N/A            N/A           N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Yield and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o........references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o  information  about  the  mutual  fund  industry  from  sources  such as the
   Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills. The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

     Lipper, Inc., ranks funds in various fund categories based on total return, which  assumes  the  reinvestment  of all income  dividends  and  capital  gains distributions, if any.

iMoneyNet, Inc.'s Money Fund Report
iMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. IMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Salomon 30-Day CD Index
Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Discount Corporation of New York 30-Day Federal Agencies
Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in
30 days.

Bank Rate Monitor(C) National Index
Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 32 years' experience. As of
December 31, 2003, Federated managed 36 equity funds totaling approximately
$25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and
$3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion, respectively. Federated trades approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31,
2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - Mary Jo Ochson and Robert
J. Ostrowski are responsible for overseeing the management of Federated's domestic and international fixed income and high yield products; and Money
Markets - Deborah A. Cunningham is responsible for overseeing the management of
Federated's money market fund products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities,
foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR,
Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2004, are incorporated herein by reference to the Annual Report to Shareholders of the
Fund dated July 31, 2004.

INVESTMENT RATINGS

Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1--Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation. SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long- term debt rating symbols are used for bonds to denote the long- term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1--A Short-term obligation rated `A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2--A Short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Long-Term Debt Ratings
Aaa--Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper- medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS Short-Term Debt and Commercial Paper Rating Definitions
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS Long-Term Debt Rating Definitions
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

ADDRESSES

PRIME CASH OBLIGATIONS Fund
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116